LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	6 Months Ended
Dec. 31, 2019
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of Long-term borrowings due to related party

Long-term borrowings due to related party consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥8,977,001	¥8,610,116	¥1,235,666
Less: current portion	(780,797)	(813,334)	(116,724)
Total long-term borrowings due to related party	¥8,196,204	¥7,796,782	$1,118,942

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2019 and December 31, 2019.

Schedule of future maturities of long-term borrowings due to related party

The future maturities of long-term borrowings due to related party at December 31, 2019 are as follows:

Twelve months ending December 31,	RMB	U.S. Dollars
2020	¥813,334	$116,724
2021	853,987	122,558
2022	933,170	133,922
2023	1,019,695	146,340
2024	1,114,243	159,909
Thereafter	3,875,687	556,213
Total	¥8,610,116	$1,235,666